THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND
SEPTEMBER 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%

	Shares	Value
CONSUMER DISCRETIONARY — 10.2%
Bath & Body Works	615,000	$15,842,400
Bowlero, Cl A	815,000	8,345,600
Cava Group *	200,000	12,082,000
First Watch Restaurant Group *	610,000	9,540,400
Modine Manufacturing *	180,000	25,588,800
OneSpaWorld Holdings	490,000	10,358,600
Planet Fitness, Cl A *	75,000	7,785,000
Shake Shack, Cl A *	90,000	8,424,900
Valvoline *	470,000	16,877,700
Wingstop	90,000	22,651,200
Wyndham Hotels & Resorts	290,000	23,171,000
		160,667,600
CONSUMER STAPLES — 9.2%
BellRing Brands *	410,000	14,903,500
Celsius Holdings *	280,000	16,097,200
Central Garden & Pet, Cl A *	340,000	10,040,200
elf Beauty *	240,000	31,795,200
Freshpet *	315,000	17,359,650
J&J Snack Foods	105,000	10,089,450
Lancaster Colony	85,000	14,687,150
Simply Good Foods *	795,000	19,731,900
Utz Brands, Cl A	905,000	10,995,750
		145,700,000
FINANCIALS — 18.9%
AMERISAFE	255,000	11,179,200
Baldwin Insurance Group, Cl A *	765,000	21,580,650
BancFirst	100,000	12,645,000
Cullen/Frost Bankers	195,000	24,720,150
First Financial Bankshares	895,000	30,116,750
German American Bancorp	415,000	16,297,050
Hamilton Lane, Cl A	160,000	21,566,400
Palomar Holdings *	130,000	15,177,500
PJT Partners, Cl A	130,000	23,104,900

1

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND
SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
RLI	205,000	$13,370,100
ServisFirst Bancshares	425,000	34,225,250
Skyward Specialty Insurance Group *	435,000	20,688,600
Stock Yards Bancorp	210,000	14,697,900
StoneX Group *	175,000	17,661,000
WSFS Financial	380,000	20,493,400
		297,523,850
HEALTH CARE — 14.2%
Artivion *	135,000	5,715,900
AtriCure *	625,000	22,031,250
Bruker	110,000	3,573,900
Glaukos *	115,000	9,378,250
Globus Medical, Cl A *	460,000	26,344,200
Inspire Medical Systems *	130,000	9,646,000
iRhythm Technologies *	115,000	19,778,850
Penumbra *	80,000	20,265,600
Phreesia *	850,000	19,992,000
PROCEPT BioRobotics *	455,000	16,238,950
Repligen *	210,000	28,070,700
SI-BONE *	670,000	9,862,400
Stevanato Group	400,000	10,300,000
Veracyte *	370,000	12,702,100
Vericel *	320,000	10,070,400
		223,970,500
INDUSTRIALS — 24.4%
AAON	270,000	25,228,800
Bloom Energy, Cl A *	75,000	6,342,750
Brady, Cl A	225,000	17,556,750
CSW Industrials	100,000	24,275,000
Enerpac Tool Group, Cl A	610,000	25,010,000
Esab	285,000	31,845,900
ESCO Technologies	80,000	16,888,800
John Bean Technologies	210,000	29,494,500
Kadant	80,000	23,806,400

2

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND
SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
MSA Safety	200,000	$34,414,000
RB Global	200,000	21,672,000
RBC Bearings *	45,000	17,563,050
Simpson Manufacturing	140,000	23,444,400
SPX Technologies *	130,000	24,281,400
Standex International	155,000	32,844,500
Transcat *	175,000	12,810,000
Watts Water Technologies, Cl A	63,000	17,594,640
		385,072,890
INFORMATION TECHNOLOGY — 19.1%
Alkami Technology *	980,000	24,343,200
Braze, Cl A *	850,000	24,174,000
CommVault Systems *	110,000	20,765,800
Confluent, Cl A *	1,295,000	25,641,000
Gitlab, Cl A *	575,000	25,921,000
Novanta *	215,000	21,532,250
Nutanix, Cl A *	410,000	30,499,900
Onestream, Cl A *	929,265	17,126,354
Pure Storage, Cl A *	525,000	44,000,250
SentinelOne, Cl A *	1,645,000	28,968,450
SPS Commerce *	110,000	11,455,400
Tenable Holdings *	340,000	9,914,400
Vertex, Cl A *	655,000	16,237,450
		300,579,454
MATERIALS — 0.7%
Sensient Technologies	110,000	10,323,500

TOTAL COMMON STOCK (Cost $1,257,808,064)		1,523,837,794

3

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND
SEPTEMBER 30, 2025 (Unaudited)

CASH EQUIVALENTS** — 3.8%

	Shares	Value
Fidelity Investments - Money Market Treasury Only, Cl I, 4.000%	20,000,000	$20,000,000
Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 4.000%	39,667,438	39,667,438
TOTAL CASH EQUIVALENTS (Cost $59,667,438)		59,667,438
TOTAL INVESTMENTS — 100.5% (Cost $1,317,475,502)		$1,583,505,232

Percentages are based on Net Assets of $1,575,332,402.

*	Non-income producing security.

**	Rate reported is the 7-day effective yield as of September 30, 2025.

Cl — Class

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CSC-QH-001-4200

4

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND
SEPTEMBER 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.7%

	Shares	Value
COMMUNICATION SERVICES — 1.0%
Trade Desk, Cl A *	700,000	$34,307,000

CONSUMER DISCRETIONARY — 7.4%
Cava Group *	615,000	37,152,150
Chewy, Cl A *	910,000	36,809,500
Domino’s Pizza	125,000	53,963,750
Planet Fitness, Cl A *	170,000	17,646,000
Ulta Beauty *	50,000	27,337,500
Wingstop	200,000	50,336,000
Wyndham Hotels & Resorts	545,000	43,545,500
		266,790,400
CONSUMER STAPLES — 7.7%
Clorox	215,000	26,509,500
elf Beauty *	545,000	72,201,600
Freshpet *	645,000	35,545,950
Hormel Foods	1,230,000	30,430,200
Maplebear *	690,000	25,364,400
McCormick	765,000	51,186,150
Monster Beverage *	580,000	39,039,800
		280,277,600
FINANCIALS — 17.1%
Arch Capital Group	545,000	49,447,850
Baldwin Insurance Group, Cl A *	615,000	17,349,150
Cullen/Frost Bankers	445,000	56,412,650
Everest Group	160,000	56,036,800
FactSet Research Systems	125,000	35,811,250
Hamilton Lane, Cl A	365,000	49,198,350
Houlihan Lokey, Cl A	210,000	43,117,200
Kinsale Capital Group	120,000	51,031,200
MSCI, Cl A	115,000	65,252,150
Ryan Specialty Holdings, Cl A	1,270,000	71,577,200
ServisFirst Bancshares	560,000	45,096,800
Toast, Cl A *	1,010,000	36,875,100

5

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND
SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Tradeweb Markets, Cl A	405,000	$44,946,900
		622,152,600
HEALTH CARE — 17.1%
Agilent Technologies	370,000	47,489,500
Bio-Techne	710,000	39,497,300
Cooper *	815,000	55,876,400
Dexcom *	460,000	30,953,400
Edwards Lifesciences *	880,000	68,437,600
Exact Sciences *	985,000	53,889,350
Mettler-Toledo International *	45,160	55,438,868
Penumbra *	195,000	49,397,400
Repligen *	280,000	37,427,600
STERIS PLC	160,000	39,590,400
Veeva Systems, Cl A *	160,000	47,665,600
Waters *	155,000	46,470,550
West Pharmaceutical Services	190,000	49,842,700
		621,976,668
INDUSTRIALS — 24.9%
AAON	610,000	56,998,400
AMETEK	365,000	68,620,000
Axon Enterprise *	57,930	41,572,885
Carlisle	55,000	18,092,800
Esab	455,000	50,841,700
Fastenal	905,000	44,381,200
Fortive	670,000	32,823,300
Graco	415,000	35,258,400
IDEX	385,000	62,662,600
Lincoln Electric Holdings	225,000	53,061,750
MSA Safety	345,000	59,364,150
Nordson	265,000	60,141,750
nVent Electric	740,000	72,993,600
Rockwell Automation	145,000	50,681,850
Veralto	625,000	66,631,250
WW Grainger	58,705	55,943,517

6

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND
SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Xylem	510,000	$75,225,000
		905,294,152
INFORMATION TECHNOLOGY — 21.5%
Akamai Technologies *	300,000	22,728,000
Autodesk *	125,000	39,708,750
Confluent, Cl A *	2,980,000	59,004,000
Datadog, Cl A *	380,000	54,112,000
Gitlab, Cl A *	1,215,000	54,772,200
MongoDB, Cl A *	225,000	69,835,500
Nutanix, Cl A *	910,000	67,694,900
Okta, Cl A *	705,000	64,648,500
Palo Alto Networks *	210,000	42,760,200
Procore Technologies *	810,000	59,065,200
Pure Storage, Cl A *	1,065,000	89,257,650
Synopsys *	100,000	49,339,000
Workday, Cl A *	235,000	56,571,550
Zscaler *	165,000	49,443,900
		778,941,350

TOTAL COMMON STOCK
(Cost $2,713,189,064)		3,509,739,770

CASH EQUIVALENTS** — 3.5%

Fidelity Investments - Money Market Treasury Only, Cl I, 4.000%	20,000,000	20,000,000
Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 4.000%	107,839,594	107,839,594
TOTAL CASH EQUIVALENTS (Cost $127,839,594)		127,839,594
TOTAL INVESTMENTS — 100.2% (Cost $2,841,028,658)		$3,637,579,364

Percentages are based on Net Assets of $3,629,934,522.

7

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND
SEPTEMBER 30, 2025 (Unaudited)

*	Non-income producing security.

**	Rate reported is the 7-day effective yield as of September 30, 2025.

Cl — Class

PLC — Public Limited Company

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CSC-QH-002-3500

8

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN STRATEGIC FOCUS FUND
SEPTEMBER 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.4%#

	Shares	Value
CONSUMER DISCRETIONARY — 4.0%
Ulta Beauty *	150	$82,013
Wingstop	340	85,571
		167,584
CONSUMER STAPLES — 4.0%
elf Beauty *	1,255	166,262

FINANCIALS — 10.3%
MSCI, Cl A	280	158,875
Ryan Specialty Holdings, Cl A	3,155	177,816
Tradeweb Markets, Cl A	830	92,113
		428,804
HEALTH CARE — 11.8%
Mettler-Toledo International *	155	190,280
Veeva Systems, Cl A *	720	214,495
Waters *	300	89,943
		494,718
INDUSTRIALS — 28.2%
AMETEK	725	136,300
Esab	1,525	170,404
Fastenal	3,905	191,501
Fortive	1,110	54,379
IDEX	1,015	165,201
Nordson	735	166,808
Rockwell Automation	365	127,578
Veralto	1,555	165,779
		1,177,950
INFORMATION TECHNOLOGY — 38.1%
Autodesk *	380	120,715
Datadog, Cl A *	910	129,584
MongoDB, Cl A *	480	148,982
Nutanix, Cl A *	1,350	100,426
Okta, Cl A *	1,900	174,230

9

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN STRATEGIC FOCUS FUND
SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Pure Storage, Cl A *	5,170	$433,298
ServiceNow *	100	92,028
Synopsys *	290	143,083
Workday, Cl A *	245	58,979
Zscaler *	650	194,779
		1,596,104

TOTAL COMMON STOCK (Cost $3,413,453)		4,031,422

CASH EQUIVALENT** — 4.2%

Fidelity Investments - Money Market Treasury Only, Cl I, 4.000%	177,382	177,382
TOTAL CASH EQUIVALENT (Cost $177,382)		177,382
TOTAL INVESTMENTS — 100.6% (Cost $3,590,835)		$4,208,804

Percentages are based on Net Assets of $4,184,901.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

**	Rate reported is the 7-day effective yield as of September 30, 2025.

Cl — Class

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CSC-QH-003-0400

10